Financing Arrangements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Total borrowings under Senior Secured Credit Facility		$ 192,690		$ 212,895
Less: current portion		(22,490)		(29,764)
Total long-term portion of borrowings under Senior Secured Credit Facility		170,200		183,131
Total	$ 1,150,771	222,353
Less: current portion	(14,287)	27,559
Total long-term portion of borrowings under equipment financing facilities	722,888	170,200	$ 180,657	183,131
Senior Notes [Member]
Total long-term portion of borrowings under Senior Secured Credit Facility	300,000
Total	290,091	0	0
Less: current portion	0	0	0
Total long-term portion of borrowings under equipment financing facilities	290,091	0	0
Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	780,523	192,690	215,196
Less: current portion	(4,500)	(22,490)	(34,539)
Total long-term portion of borrowings under Senior Secured Credit Facility	776,023	170,200	180,657
Canadian Revolver
Total borrowings under Senior Secured Credit Facility		11,240		10,714
US Revolver
Total borrowings under Senior Secured Credit Facility		0		7,800
Term Loan
Total borrowings under Senior Secured Credit Facility		181,450		194,381
Equipment Financing Facilities [Member]
Total	50,194	25,488		30,966
Less: current portion	(9,787)	(5,069)	(5,439)	(5,352)
Total long-term portion of borrowings under equipment financing facilities	40,407	20,419	24,190	$ 25,614
Term Loan 1 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	437,298	0	0
Term Loan 2 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	0	181,450	191,907
Us Revolver 1 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	316,523	0	0
Us Revolver 2 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	19,477	0	0
Us Revolver 3 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	0	0	15,100
Canadian Revolver 1 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	7,225	0	0
Canadian Revolver 2 [Member] | Senior Secured Credit Facility Member [Member]
Total borrowings under Senior Secured Credit Facility	0	11,240	8,189
Equipment Financing Facilities 1 [Member]
Total	24,121	25,488	29,629
Equipment Financing Facilities 2 [Member]
Total	$ 26,073	$ 0	$ 0